Subsequent Events (Tables)	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Schedule of Declared Distributions to Holders

On August 3, 2023 and November 17, 2023, the Board declared distributions to Class I shareholders of record as set forth in the table below:

Declaration Date	Record Date	Payment Date	Amount Per Share
August 3, 2023	October 31, 2023	November 29, 2023	$0.21
November 17, 2023	November 30, 2023	December 29, 2023	$0.22
November 17, 2023	December 30, 2023	January 30, 2024	$0.22
November 17, 2023	January 31, 2024	February 28, 2024	$0.22